Other Financial Assets - Schedule of Other Financial Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Derivative assets (Note 27)	¥ 84,369	¥ 120,223
Investment in equity instruments at fair value through OCI (Note 27)	151,687	182,887
Financial assets associated with contingent consideration arrangements (Note 27)	10,197	12,293
Other	23,576	25,892
Total	371,600	355,866
Non-current	351,124	340,777
Current	20,476	15,089
Convertible notes
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	10,424	13,459
Debt securities
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	¥ 91,348	¥ 1,113